Label	Element	Value
Class A, Class C, Institutional Class, Class R3 and Class R6 | Neuberger Berman Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nbef_SupplementTextBlock
Neuberger Berman Equity Funds®
Supplement to the Summary Prospectuses and Prospectuses, each dated December 15, 2014

Neuberger Berman Emerging Markets Equity Fund
                Class A, Class C, Institutional Class, Class R3 and Class R6

Neuberger Berman Greater China Equity Fund
               Class A, Class C and Institutional Class

The following is added to the “Principal Investment Risks - Foreign and Emerging Market Risk” section of each Summary Prospectus and the “Additional Information about Principal Investment Risks - Foreign and Emerging Market Risk” section of each Prospectus:

Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by government authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets.  Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events.  Suspensions may last for significant periods of time, during which trading in the securities and instruments that reference the securities, such as participatory notes (or “P-notes”) or other derivative instruments, may be halted.  In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Risk/Return [Heading]	rr_RiskReturnHeading	Supplement to the Summary Prospectuses